BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.8%
	BEVERAGES - 2.1%
6,000	Coca-Cola Company (The)	$ 372,000

	BIOTECH & PHARMA - 9.1%
2,500	AbbVie, Inc.	405,275
2,580	Johnson & Johnson	457,254
5,000	Merck & Company, Inc.	410,250
7,000	Pfizer, Inc.	362,390
		1,635,169
	DATA CENTER REIT - 3.0%
3,780	Digital Realty Trust, Inc.	536,004

	E-COMMERCE DISCRETIONARY - 3.6%
200	Amazon.com, Inc.(a)	651,990

	ENTERTAINMENT CONTENT - 3.0%
3,895	Walt Disney Company (The)(a)	534,238

	GAMING REITS - 1.9%
12,000	VICI Properties, Inc.	341,520

	HEALTH CARE FACILITIES & SERVICES - 1.2%
505	Humana, Inc.	219,761

	HOUSEHOLD PRODUCTS - 1.7%
2,000	Procter & Gamble Company (The)	305,600

	INFRASTRUCTURE REIT - 2.1%
1,500	American Tower Corporation	376,830

	INTERNET MEDIA & SERVICES - 11.3%
1,230	Airbnb, Inc., ClassS A(a)	211,265
200	Alphabet, Inc., Class A(a)	556,270
1,860	Expedia Group, Inc.(a)	363,946
1,750	Meta Platforms, Inc., Class A(a)	389,130

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.8% (Continued)
	INTERNET MEDIA & SERVICES - 11.3% (Continued)
715	Netflix, Inc.(a)	$ 267,832
7,000	Uber Technologies, Inc.(a)	249,760
		2,038,203
	LEISURE FACILITIES & SERVICES - 7.2%
2,790	Darden Restaurants, Inc.	370,931
1,500	McDonald's Corporation	370,920
6,150	Starbucks Corporation	559,465
		1,301,316
	MACHINERY - 2.2%
1,790	Caterpillar, Inc.	398,848

	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,920	Exact Sciences Corporation(a)	344,006
500	Illumina, Inc.(a)	174,700
		518,706
	RENEWABLE ENERGY - 1.1%
2,300	First Solar, Inc.(a)	192,602

	RETAIL - DISCRETIONARY - 3.3%
1,190	Home Depot, Inc. (The)	356,203
4,000	TJX Companies, Inc. (The)	242,320
		598,523
	SEMICONDUCTORS - 13.8%
3,750	Applied Materials, Inc.	494,250
1,100	Broadcom, Inc.	692,647
2,430	II-VI, Inc.(a)	176,151
7,500	Intel Corporation	371,700
3,425	QUALCOMM, Inc.	523,409
1,925	Teradyne, Inc.	227,593
		2,485,750
	SOFTWARE - 4.8%
1,350	Microsoft Corporation	416,218
1,480	Salesforce, Inc.(a)	314,234

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.8% (Continued)
	SOFTWARE - 4.8% (Continued)
1,190	VMware, Inc., Class A	$ 135,505
		865,957
	TECHNOLOGY HARDWARE - 6.9%
3,510	Apple, Inc.	612,881
5,000	Cisco Systems, Inc.	278,800
9,750	Corning, Inc.	359,873
		1,251,554
	TECHNOLOGY SERVICES - 4.9%
2,200	Block, Inc., Class A(a)	298,320
3,500	PayPal Holdings, Inc.(a)	404,775
800	Visa, Inc., Class A	177,416
		880,511
	TRANSPORTATION & LOGISTICS - 3.1%
3,280	Southwest Airlines Company(a)	150,224
1,925	United Parcel Service, Inc., Class B	412,835
		563,059
	TRANSPORTATION EQUIPMENT - 1.6%
1,410	Cummins, Inc.	289,205

	TOTAL COMMON STOCKS (Cost $11,942,542)	16,357,346

	TOTAL INVESTMENTS - 90.8% (Cost $11,942,542)	$ 16,357,346
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.2%	1,660,499
	NET ASSETS - 100.0%	$ 18,017,845

(a)	Non-income producing security.